Share-based payments - Nexters Long-Term Incentive Plan (Details) - Options	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	6,764,608
Options outstanding	20,000
Employee stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	2,330,000
Options outstanding	2,330,000	0
Class B complex vesting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	1,300
Modification of Class B complex vesting option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	4,414,608
Modification of complex conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	20,000
Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding	20,000	100,000